Debt - Schedule of Debt (Details) (Parenthetical)															1 Months Ended							9 Months Ended		12 Months Ended
	Sep. 11, 2019 USD ($) Integer	Aug. 16, 2019 USD ($)	Aug. 15, 2019 USD ($)	Mar. 29, 2019 USD ($)	Mar. 14, 2019 USD ($) Integer	Feb. 28, 2019 USD ($)	Feb. 15, 2019 USD ($)	Feb. 06, 2019 USD ($) Integer shares	Jan. 16, 2019 USD ($)	Jan. 11, 2019 USD ($) Integer	Dec. 17, 2018 USD ($)	Sep. 28, 2018 USD ($)	Aug. 31, 2018	Aug. 17, 2018	Mar. 31, 2020 USD ($) Integer	Aug. 31, 2019 USD ($)	Aug. 30, 2019 USD ($) Integer	Mar. 31, 2019 USD ($) Integer	Feb. 28, 2019 USD ($) Integer shares	Jan. 31, 2019 USD ($) Integer	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Proceeds from short-term debt																					$ 75,000	$ 200,000		$ 200,000
Proceeds from new lending arrangements																						2,177,452	$ 1,955,000	2,527,452	$ 4,115,961
Repayments for debt																						3,801,562	1,164,396	5,020,795	2,936,044
Debt discount															$ 2,600,000									2,600,000
Interest expense amortized																						2,916,917	$ 161,154	6,152,329	1,052,523
Debt periodic payment																						230,000		230,000
Proceeds form convertible promissory note																						140,000		140,000
Interest expenses																						30,000		30,000
Common stock value															3,214,490			$ 2,640,161				3,003,490		3,214,490	2,640,161
Short-term Promissory Note [Member]
Proceeds from short-term debt									$ 120,000											$ 631,617
Repayment of short-term debt																				$ 511,617
Proceeds from new lending arrangements									$ 1,000,000
Repayments for debt																						60,000		60,000
Debt instrument interest percentage									0.00%
Debt maturity date													Aug. 31, 2019	Aug. 31, 2018
Convertible Promissory Note One [Member]
Interest expense amortized																						197,486		197,486	72,514
Interest expenses																						$ 11,136		$ 11,136	4,172
Issuance of common stock returnable shares as commitment fee | shares																						22,500,000		22,500,000
Accrued interest															$ 285,308							$ 285,308		$ 285,308
Convertible Promissory Note Two [Member]
Interest expense amortized																						133,168		133,168	4,831
Interest expenses																						43,983		43,983	726
Prepayment penalties																						182,708		$ 182,708
Convertible Promissory Notes Three [Member]
Debt instrument interest percentage															10.00%		12.00%							10.00%
Debt discount															$ 203,000		$ 103,000							$ 203,000
Interest expense amortized																						27,783		11,626
Proceeds form convertible promissory note															200,000		100,000
Loan fees															$ 3,000		$ 3,000
Debt maturity date															Jun. 02, 2021		Nov. 28, 2020
Conversion of lowest trading percentage															65.00%		65.00%
Conversion of lowest trading days | Integer															15		15
Interest expenses															$ 116,077		$ 69,048					4,165		$ 1,446
Convertible Promissory Note Four Member]
Debt instrument interest percentage	12.00%														10.00%									10.00%
Debt discount	$ 128,000														$ 153,000									$ 153,000
Interest expense amortized																						31,158		6,711
Proceeds form convertible promissory note	125,000														150,000
Loan fees	$ 3,000														$ 3,000
Debt maturity date	Dec. 10, 2020														Jun. 10, 2021
Conversion of lowest trading percentage	65.00%														65.00%
Conversion of lowest trading days | Integer	15														15
Interest expenses	$ 53,573														$ 148,432							4,671		838
Secured Merchant Agreement [Member]
Proceeds from new lending arrangements				$ 28,500			$ 73,801			$ 349,851	$ 380,000	$ 570,000														$ 77,260
Repayments for debt				45,000			909,350			489,650	559,600	$ 839,400										451,886		451,886	141,372	699,500
Debt instrument interest percentage												10.00%
Debt discount				16,500			152,391			139,799	179,600	$ 269,400														224,500
Transferring of amount owed							233,501
Interest expense amortized																						126,292		126,291	26,100
Debt periodic payment				$ 4,500			5,049				$ 3,000															$ 4,372
Debt outstanding balance		$ 316,093
Secured Merchant Agreement [Member] | Payments of First 30 Days [Member]
Repayments for debt										1,000
Secured Merchant Agreement [Member] | Payments Thereafter [Member]
Repayments for debt										$ 2,999
New Secured Merchant Agreement [Member]
Repayments for debt						$ 605,899
Transferring of amount owed						233,501
Interest expense amortized						269,400
New Secured Merchant Agreement One [Member]
Repayments for debt						39,993
Transferring of amount owed						449,657
Interest expense amortized						139,799
New Secured Merchant Agreement Two [Member]
Repayments for debt						138,000
Transferring of amount owed						421,600
Interest expense amortized						179,600
Secured Merchant Agreement One [Member]
Proceeds from new lending arrangements							126,932
Repayments for debt							840,000															413,580		413,580	129,388
Debt discount							291,468
Interest expense amortized																						241,823		241,822	49,646
Debt periodic payment							4,649
Debt outstanding balance		297,033
New Secured Merchant Agreement Three [Member]
Repayments for debt						371,620
Transferring of amount owed						327,880
Interest expense amortized						224,500
Secured Merchant Agreement Two [Member]
Proceeds from new lending arrangements							126,932
Repayments for debt							629,550															509,840			157,410
Debt discount							224,410
Interest expense amortized																						294,780			61,330
Debt periodic payment							$ 3,498
Debt outstanding balance		382,000
Second Secured Merchant Agreement [Member]
Proceeds from new lending arrangements																			$ 288,000
Repayments for debt																			419,700
Debt discount						$ 131,700													131,700
Debt periodic payment																			$ 2,332
Secured Merchant Agreement Three [Member]
Repayments for debt																						40,500		40,500	4,500
Interest expense amortized																						14,850		14,850	1,650
Convertible Promissory Note [Member]
Debt instrument interest percentage										12.00%										12.00%
Debt discount										$ 138,000										$ 138,000
Interest expense amortized																						114,848		114,848	23,152
Proceeds form convertible promissory note										135,000										135,000
Loan fees										$ 3,000										$ 3,000
Debt maturity date										Apr. 11, 2020										Apr. 11, 2020
Conversion of lowest trading percentage										65.00%										65.00%
Conversion of lowest trading days | Integer										15										15
Interest expenses										$ 450,005										$ 450,005		40,977		40,977	$ 3,448
Prepayment penalties																						182,425		182,425
Convertible Promissory Note One [Member]
Debt instrument interest percentage						12.00%		12.00%											12.00%
Debt discount						$ 30,000		$ 30,000											$ 30,000
Proceeds form convertible promissory note								240,000											240,000
Loan fees								$ 3,000											$ 3,000
Debt maturity date								Aug. 06, 2019											Aug. 06, 2019
Conversion of lowest trading percentage								65.00%											65.00%
Conversion of lowest trading days | Integer								20											20
Interest expenses								$ 120,128											$ 120,128
Issuance of common stock returnable shares as commitment fee | shares								22,500,000											22,500,000
Common stock value						69,871		$ 69,871											$ 69,871
Convertible Promissory Note One [Member] | Common Stock [Member]
Debt discount						$ 270,000		$ 270,000											$ 270,000
Convertible Promissory Note Two [Member]
Debt instrument interest percentage					12.00%													12.00%							12.00%
Debt discount					$ 138,000													$ 138,000							$ 138,000
Proceeds form convertible promissory note					135,000													135,000
Loan fees					$ 3,000													$ 3,000
Debt maturity date					Jun. 14, 2020													Jun. 14, 2020
Conversion of lowest trading percentage					65.00%													65.00%
Conversion of lowest trading days | Integer					15													15
Interest expenses					$ 64,492													$ 64,492
Secured Merchant Agreement Four [Member]
Repayment of short-term debt			$ 316,093
Proceeds from new lending arrangements			339,270
Repayments for debt			1,399,000
Debt discount			446,604
Debt outstanding balance			297,033
Secured Merchant Agreement Four [Member] | ACH Payments [Member]
Repayments for debt			$ 6,823																			2,448,250		2,448,250
Debt periodic payment																						10,999		10,999
August 2019 Arrangement [Member]
Proceeds from short-term debt																						839,514		839,514
Proceeds from new lending arrangements																						854,801		854,801
Repayments for debt																						559,486		559,486
Debt discount															446,605							446,605		446,605
New December 2019 Arrangement [Member]
Repayments for debt																						153,986		747,932
Debt discount															$ 753,935							753,935		753,935
Interest expense amortized																						54,094		277,232
Secured Merchant Agreement Five [Member]
Proceeds from new lending arrangements		418,381														$ 418,381
Repayments for debt		1,189,150														1,189,150						533,750		853,203
Debt discount		388,769														388,769
Interest expense amortized																						187,747		312,912
Debt periodic payment		$ 5,801														$ 5,801
Short-term Debt [Member]
Repayment of short-term debt																						$ 10,000		$ 10,000